Accounting policies - Impairment of financial assets (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Impairment of financial assets
Impairment threshold period	90 days
Threshold percentage for classifying sum of all transactions of customer as impaired	20.00%
Maximum exposure to credit risk	$ 1,342,992	$ 1,329,120
Historical data used for transition models	2 years
Individually significant customers
Impairment of financial assets
Impairment threshold period	90 days
Maximum exposure to credit risk	$ 8
Individually insignificant customers
Impairment of financial assets
Impairment threshold period	90 days
Commercial, financial and industrial loans
Impairment of financial assets
Impairment threshold period	90 days
Small and medium size enterprises loans
Impairment of financial assets
Impairment threshold period	181 days
Revolving SMEs loans
Impairment of financial assets
Impairment threshold period	151 days
Mortgages
Impairment of financial assets
Impairment threshold period	90 days
Loan write off threshold period	36 months
Installment loans to individuals - Revolving consumer credit cards loans
Impairment of financial assets
Impairment threshold period	90 days
Loan write off threshold period	151 days
Installment loans to individuals - Non-revolving consumer loans
Impairment of financial assets
Impairment threshold period	90 days
Loan write off threshold period	181 days